Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Weighted-average shares used in computing diluted net income per share	10,987,679	10,987,679	10,987,679
Net income per share of ordinary shares diluted	$ 0.13	$ 0.15	$ 0.15